Benefit Plans, Other Comprehensive Income Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in component of other comprehensive income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ 8,367,000	$ (10,559,000)	$ 1,244,000
Amortization of net actuarial gain (loss)	297,000	(467,000)	(306,000)
Amortization of prior service credit	(199,000)	262,000	262,000
Total	8,465,000	(10,764,000)
Retirement Plan [Member]
Components of the net periodic income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	58,000	69,000	55,000
Interest cost	1,374,000	1,273,000	1,426,000
Expected return on plan assets	(2,504,000)	(2,190,000)	(1,912,000)
Amortization of net actuarial gain	0	516,000	335,000
Net periodic pension (credit) expense	(1,072,000)	(332,000)	(96,000)
Net (gain) loss	5,337,000	(8,156,000)	1,834,000
Amortization of net gain	0	(516,000)	(335,000)
Total amount recognized in other comprehensive income	5,337,000	(8,672,000)	1,499,000
Total amount recognized in net periodic benefit cost and other comprehensive income	4,265,000	(9,004,000)	1,401,000
Change in component of other comprehensive income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	5,337,000	(8,156,000)
Amortization of net actuarial gain (loss)	0	(516,000)
Amortization of prior service credit	0	0
Total	5,337,000	(8,672,000)
Post-Retirement Benefits Plan [Member]
Components of the net periodic income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	100,000	50,000	33,000
Interest cost	217,000	101,000	97,000
Expected return on plan assets	(672,000)	(495,000)	(451,000)
Amortization of net actuarial gain	(297,000)	(49,000)	(29,000)
Amortization of prior service credit	199,000	(262,000)	(262,000)
Net periodic pension (credit) expense	(453,000)	(655,000)	(612,000)
Net (gain) loss	1,219,000	(2,868,000)	(590,000)
Prior service cost	1,811,000	465,000	0
Amortization of prior service cost	(199,000)	262,000	262,000
Amortization of net gain	297,000	49,000	29,000
Total amount recognized in other comprehensive income	3,128,000	(2,092,000)	(299,000)
Total amount recognized in net periodic benefit cost and other comprehensive income	2,675,000	(2,747,000)	(911,000)
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on in assumed health care cost	1,600,000
Effect of one percentage point decrease on in assumed health care cost	1,200,000
Effect of one percentage point increase on in interest and service components	389,000
Effect of one percentage point decrease on in interest and service components	56,000
Change in component of other comprehensive income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	3,030,000	(2,403,000)
Amortization of net actuarial gain (loss)	297,000	49,000
Amortization of prior service credit	(199,000)	262,000
Total	$ 3,128,000	$ (2,092,000)